UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 6604

Dreyfus BASIC Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	2/28
Date of reporting period:	8/31/12

FORM N-CSR

Item 1.                        Reports to Stockholders.

Dreyfus BASIC
Money Market
Fund, Inc.

SEMIANNUAL REPORT August 31, 2012

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
13	Financial Highlights
14	Notes to Financial Statements
21	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus BASIC
Money Market Fund, Inc.

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus BASIC Money Market Fund, Inc., covering the six-month period from March 1, 2012, through August 31, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Although money market yields have remained steady near historical lows over the past year, longer-term assets have responded with more volatility to changing expectations of global and domestic economic conditions. However, it is worth noting that over a longer time frame, the pace of U.S. economic growth has been relatively consistent at about half the average rate achieved in prior recoveries. Even employment numbers, which have been highly variable over short periods, averaged slightly better than 150,000 new jobs a month so far in 2012, roughly unchanged from the monthly average in 2011.

The sustained but subpar U.S. expansion appears likely to continue over the foreseeable future. On one hand, the economy has responded to a variety of stimulative measures, most notably an aggressively accommodative monetary policy. On the other hand, the prospect of automatic spending cuts and tax hikes scheduled for the end of 2012 has weighed on economic growth by contributing to a temporary postponement of spending decisions among consumers and businesses. Indeed, the ability of the U.S. political system to address both this “fiscal cliff” and long-term deficit reduction could go a long way toward shaping the 2013 market environment.As always, we urge you to speak regularly with your financial advisor to discuss how changing economic conditions may affect your investments.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman & Chief Executive Officer
The Dreyfus Corporation
September 17, 2012

DISCUSSION OF FUND PERFORMANCE

For the period of March 1, 2011, through August 31, 2012, as provided by Bernard W. Kiernan, Jr., Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended August 31, 2012, Dreyfus BASIC Money Market Fund produced an annualized yield of 0.00%.Taking into account the effects of compounding, the fund produced an annualized effective yield of 0.00%.1

Yields of money market instruments remained near historical lows over the reporting period as the Federal Reserve Board (the “Fed”) left short-term interest rates unchanged.

The Fund’s Investment Approach

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund invests in a diversified portfolio of high-quality, short-term debt securities, including U.S. government securities, bank obligations, U.S. dollar-denominated foreign and domestic commercial paper, repurchase agreements, asset-backed securities and U.S. dollar-denominated obligations issued or guaranteed by foreign governments. Normally, the fund invests at least 25% of its total assets in foreign bank obligations.

When managing the fund, we closely monitor the outlook for economic growth and inflation, follow overseas developments and consider the posture of the Federal Reserve Board (the “Fed”) in our decisions as to how to structure the fund. Based upon our economic outlook, we actively manage the fund’s average maturity in looking for opportunities that may present themselves in light of possible changes in interest rates.

Economic Recovery Proved Erratic

The reporting period began in the midst of encouraging signs in the U.S. economy, including news that GDP had grown over the fourth quarter of 2011 at a robust 4.1% annualized rate. Over the first two

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

months of 2012, the economy seemed to gain additional traction with further declines in the unemployment rate and job gains exceeding 200,000 per month.What’s more, struggling housing markets appeared to finally have reached a bottom.As a result, investors shed the risk-averse investment postures that prevailed throughout much of 2011, and they began to turn their attention away from traditional safe havens and toward riskier asset classes and market sectors.

The good economic news continued to accumulate in March, when the unemployment rate inched lower to 8.2% and the manufacturing and service sectors expanded. However, the number of new jobs created moderated, and higher gasoline prices contributed to a modest decline in consumer confidence. It later was revealed that cuts in government spending dampened GDP growth to a disappointing 2.0% annualized rate over the first quarter of 2012.

The economic expansion continued to moderate in April amid mixed data. Manufacturing activity continued to increase and the unemployment rate dipped to 8.1%, but only 77,000 jobs were added to the labor force. May brought another month of subpar job creation and an uptick in the unemployment rate to 8.2%. While manufacturing activity continued to improve, it did so at a slower rate. Meanwhile, a resurgent debt crisis in Europe dominated the headlines when austerity measures encountered political resistance. The U.S. manufacturing sector contracted in June for the first time in three years, with weakness especially evident in new orders. On the other hand, U.S. housing prices climbed for the first time in seven months, and new unemployment claims fell. For the second quarter of 2012, U.S. economic growth slowed to a 1.3% annualized rate.

The economy added 163,000 jobs in July, more than most analysts expected, but the unemployment rate climbed to 8.3% as more people entered the workforce. Meanwhile, manufacturing activity contracted for the second straight month, and economists became concerned about the potential consequences of a major drought in the Midwest.

New data in August showed higher sales and prices in U.S. housing markets. Unemployment claims remained flat, and personal income and expenditures rose modestly. Corporate earnings generally proved healthier than expected, as a majority of companies met or exceeded analysts’ earnings targets, helping to support a more optimistic economic outlook for the remainder of 2012.

Rates Likely to Stay Low

As has been the case for the past several years, yields of money market instruments hovered near zero percent throughout the reporting period. In addition, yield differences along the market’s maturity spectrum remained relatively narrow, so it made little sense to incur the additional risks that longer-dated securities typically entail.

We have maintained the fund’s weighted average maturity in a position we consider roughly in line with market averages, and we have kept our focus on well-established issuers that historically have demonstrated good liquidity characteristics, including banks in Australia, Canada and Japan, but relatively few in Europe.

Just days after the reporting period’s end, the Fed signaled its intention to take additional steps to boost employment and stimulate growth, including an extension of Operation Twist, a new round of quantitative easing and the likelihood that short-term interest rates would remain near historical lows at least until 2015.Therefore, we intend to maintain the fund’s focus on quality and liquidity.

September 17, 2012

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yield provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement. Dreyfus may terminate this agreement upon at least 90’ days prior notice to shareholders but has committed not to do so until at least July 1, 2013. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC Money Market Fund, Inc. from March 1, 2012 to August 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended August 31, 2012

Expenses paid per $1,000†	$1.16
Ending value (after expenses)	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended August 31, 2012

Expenses paid per $1,000†	$1.17
Ending value (after expenses)	$1,024.05

† Expenses are equal to the fund’s annualized expense ratio of .23%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
August 31, 2012 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—23.1%	Amount ($)		Value ($)
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.36%, 10/5/12	15,000,000		15,000,000
Credit Suisse New York (Yankee)
0.35%, 10/10/12	15,000,000		15,000,000
Norinchukin Bank (Yankee)
0.40%, 10/11/12	10,000,000		10,000,000
Rabobank Nederland (Yankee)
0.29%, 11/6/12	15,000,000		15,000,000
Sumitomo Mitsui Banking Corporation (Yankee)
0.33%, 10/26/12	15,000,000	[a]	15,000,000
Westpac Banking Corp. (Yankee)
0.52%, 9/26/12	10,000,000	[a,b]	10,000,000
Total Negotiable Bank Certificates of Deposit
(cost $80,000,000)			80,000,000

Commercial Paper—8.6%
General Electric Capital Corp.
0.40%, 12/13/12	15,000,000		14,982,833
Mizuho Funding LLC
0.36%, 10/16/12	15,000,000	[a]	14,993,250
Total Commercial Paper
(cost $29,976,083)			29,976,083

Asset-Backed Commercial Paper—4.3%
FCAR Owner Trust, Ser. II
0.28%, 9/5/12
(cost $14,999,533)	15,000,000		14,999,533

Time Deposit—3.2%
U.S. Bank NA (Grand Cayman)
0.18%, 9/4/12
(cost $11,000,000)	11,000,000		11,000,000

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
U.S. Government Agency—8.7%	Amount ($)	Value ($)
Federal Home Loan Bank
0.12%, 9/14/12
(cost $29,998,700)	30,000,000	29,998,700

U.S. Treasury Notes—5.8%
0.16%, 2/15/13
(cost $20,109,533)	20,000,000	20,109,533

Repurchase Agreements—46.2%
ABN AMRO Bank N.V.
0.18%, dated 8/31/12, due 9/4/12 in the amount of
$50,001,000 (fully collateralized by $9,895,500
U.S. Treasury Inflation Protected Securities, 2.63%,
due 7/15/17, value $13,182,321 and $37,573,700
U.S. Treasury Notes, 0.75%, due 3/31/13,
value $37,817,751)	50,000,000	50,000,000
Barclays Capital, Inc.
0.19%, dated 8/31/12, due 9/4/12 in the amount of
$10,000,211 (fully collateralized by $9,970,400
U.S. Treasury Notes, 1%, due 10/31/16,
value $10,200,022)	10,000,000	10,000,000
Deutsche Bank Securities Inc.
0.19%, dated 8/31/12, due 9/4/12 in the amount of
$50,001,056 (fully collateralized b y$51,083,800
U.S. Treasury Notes, 0.63%, due 8/31/17,
value $51,000,023)	50,000,000	50,000,000

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
RBC Capital Markets
0.14%, dated 8/31/12, due 9/4/12 in the amount of
$50,000,778 (fully collateralized by $47,802,200
U.S. Treasury Notes, 1.88%, due 9/30/17,
value $51,000,077)	50,000,000	50,000,000
Total Repurchase Agreements
(cost $160,000,000)		160,000,000

Total Investments (cost $346,083,849)	99.9%	346,083,849
Cash and Receivables (Net)	.1%	177,129
Net Assets	100.0%	346,260,978

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At August 31, 2012, these securities amounted to $39,993,250 or 11.6% of net assets.
b Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Repurchase Agreements	46.2	Asset-Backed/Single Seller	4.3
Banking	30.6	Finance	4.3
U.S. Government/Agency	14.5		99.9

† Based on net assets.
See notes to financial statements.

The Fund	9

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2012 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of
Investments (including Repurchase Agreements
of $160,000,000)—Note 1(b)	346,083,849	346,083,849
Cash		257,924
Interest receivable		44,494
Prepaid expenses		16,883
		346,403,150
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		72,459
Payable for shares of Common Stock redeemed		4,075
Accrued expenses		65,638
		142,172
Net Assets ($)		346,260,978
Composition of Net Assets ($):
Paid-in capital		346,336,483
Accumulated net realized gain (loss) on investments		(75,505)
Net Assets ($)		346,260,978
Shares Outstanding
(3 billion shares of $.001 par value Common Stock authorized)		346,336,483
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended August 31, 2012 (Unaudited)

Investment Income ($):
Interest Income	435,553
Expenses:
Management fee—Note 2(a)	929,121
Shareholder servicing costs—Note 2(b)	221,175
Professional fees	37,836
Custodian fees—Note 2(b)	30,719
Registration fees	13,504
Directors’ fees and expenses—Note 2(c)	11,693
Prospectus and shareholders’ reports	6,558
Miscellaneous	9,591
Total Expenses	1,260,197
Less—reduction in expenses due to undertaking—Note 2(a)	(823,863)
Less—reduction in fees due to earnings credits—Note 2(b)	(789)
Net Expenses	435,545
Investment Income—Net, representing net
increase in net assets resulting from operations	8

See notes to financial statements.

The Fund	11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2012	Year Ended
	(Unaudited)	February 29, 2012
Operations ($):
Investment income—net	8	45
Net realized gain (loss) on investments	—	14,069
Net Increase (Decrease) in Net Assets
Resulting from Operations	8	14,114
Dividends to Shareholders from ($):
Investment income—net	(8)	(45)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	42,071,304	94,171,941
Dividends reinvested	8	45
Cost of shares redeemed	(90,897,880)	(340,065,367)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(48,826,568)	(245,893,381)
Total Increase (Decrease) in Net Assets	(48,826,568)	(245,879,312)
Net Assets ($):
Beginning of Period	395,087,546	640,966,858
End of Period	346,260,978	395,087,546

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
August 31, 2012					Year Ended February 28/29,
	(Unaudited)		2012		2011		2010		2009	2008
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.001		.022	.047
Distributions:
Dividends from
investment income—net	(.000)[a]		(.000)[a]		(.000)[a]		(.001)		(.022)	(.047)
Net asset value,
end of period	1.00		1.00		1.00		1.00		1.00	1.00
Total Return (%)	.00	[b,c]	.00	[c]	.00	[c]	.13	[d]	2.26	4.84
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.68	[b]	.67		.63		.66		.62	.61
Ratio of net expenses
to average net assets	.23	[b]	.22		.32		.41		.46	.45
Ratio of net investment
income to average
net assets	.00	[b,c]	.00	[c]	.00	[c]	.14		2.27	4.72
Net Assets, end of period
($ x 1,000)	346,261		395,088		640,967		870,134		1,157,403	1,246,850

a Amount represents less than $.001 per share.
b Annualized.
c Amount represents less than .01%.
d If payment pursuant to the Capital Support Agreement was not made, total return would have been (3.87%).

See notes to financial statements.

The Fund	13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC Money Market Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board of Directors.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The Fund	15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of August 31, 2012 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	346,083,849
Level 3—Significant Unobservable Inputs	—
Total	346,083,849
† See Statement of Investments for additional detailed categorizations.

At August 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium in investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is policy of the fund, to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended August 31, 2012, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year ended February 29, 2012 remains subject to examination by the Internet Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $75,505 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to February 29, 2012. If not applied, the carryover expires in fiscal year 2018.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The tax character of distributions paid to shareholders during the fiscal year ended February 29, 2012 was as all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At August 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.The Manager has undertaken, if the fund’s aggregate expenses (exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses) exceed an annual rate of .45% of the value of the fund’s average daily net assets, the fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense.The Manager may terminate this undertaking agreement upon at least 90 days’ prior notice to shareholders, but has committed not to do so until at least July 1, 2013.The reduction in expenses, pursuant to the undertaking, amounted to $423,629 during the period ended August 31, 2012.

The Manager has also undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $400,234 during the period ended August 31, 2012.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended August 31, 2012, the fund was charged $146,479 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc. (“DTI”), a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency services for the fund and, since May 29, 2012, cash management services related to fund subscriptions and redemptions. During the period ended August 31, 2012, the fund was charged $54,081 for transfer agency services and $901 for cash management services. Cash management fees were partially offset by earnings credits of $106.These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensatesThe Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund. During the period ended August 31, 2012, the fund was charged $30,719 pursuant to the custody agreement.These fees were partially offset by earnings credits of $561.

Prior to May 29, 2012, the fund compensated The Bank of NewYork Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. Subsequent to May 29, 2012,The Bank of NewYork Mellon has continued to provide shareholder redemption draft processing services.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended August 31, 2012, the fund was charged $2,715 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $122.

During the period ended August 31, 2012, the fund was charged $3,183 for services performed by the Chief Compliance Officer and his staff.

The components of “Due toThe Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $148,173, custodian fees $14,175, Chief Compliance Officer fees $4,243 and transfer agency per account fees $32,000 which are offset against an expense reimbursement currently in effect in the amount of $126,132.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on July 24, 2012, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

The Fund	21

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended June 30, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was variously above and below the Performance Group and Performance Universe medians, although when performance was below median it was below median only by one basis point.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median, and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until at least July 1, 2013, so that total annual fund operating expenses do not exceed .45% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had

The Fund	23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s relative performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund	25

For More Information

Telephone 1-800-DREYFUS
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.                        Code of Ethics.

Not applicable.

Item 3.                        Audit Committee Financial Expert.

Not applicable.

Item 4.                        Principal Accountant Fees and Services.

Not applicable.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.                        Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)   Not applicable.

 (a)(2)  Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus BASIC Money Market Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	October 22,2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	October 22,2012

By: /s/ James Windels
James Windels, Treasurer
Date:	October 22,2012

EXHIBIT INDEX

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)